Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	$ 1,296,257	$ 42,334	$ (260,466)	$ 144,784
Recognized in Other Comprehensive Income	(270,410)	(8,831)	161,609	(179,403)
Recognized in Equity	0	0	0	(9)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	6,341,772	207,112	5,369,010	5,477,373
Recognized in Profit or Loss	(65,243)	(2,130)	940,256	627,367
Recognized in Other Comprehensive Income	(4,844)	(158)	(208,482)	(19,319)
Recognized in Equity				(7)
Exchange Differences	123,017	4,017	240,988	(56,432)
Acquisitions through Business Combinations	893	29
Disposal of Subsidiary				(659,972)
Balance at December 31	6,395,595	208,870	6,341,772	5,369,010
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	8,585,132	280,376	7,590,197	7,121,027
Recognized in Profit or Loss	(1,361,500)	(44,464)	1,200,722	482,583
Recognized in Other Comprehensive Income	265,566	8,673	(370,091)	160,084
Recognized in Equity				2
Exchange Differences	104,503	3,413	164,304	27,400
Acquisitions through Business Combinations	4,307	141
Disposal of Subsidiary				(200,899)
Balance at December 31	7,598,008	248,139	8,585,132	7,590,197
Property, plant and equipment [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	148,428	4,847	90,977	629,702
Recognized in Profit or Loss	110,253	3,601	40,498	(186,443)
Exchange Differences	7,483	245	16,953	(7,178)
Disposal of Subsidiary				(345,104)
Balance at December 31	266,164	8,693	148,428	90,977
Property, plant and equipment [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	6,038,258	197,200	5,916,744	5,980,387
Recognized in Profit or Loss	(902,114)	(29,461)	63,813	165,628
Exchange Differences	(11,093)	(362)	57,701	(42,437)
Disposal of Subsidiary				(186,834)
Balance at December 31	5,125,051	167,377	6,038,258	5,916,744
Defined benefit obligation [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	862,434	28,166	1,188,153	1,370,455
Recognized in Profit or Loss	(68,968)	(2,252)	(123,878)	(115,707)
Recognized in Other Comprehensive Income	(4,844)	(158)	(208,482)	(19,319)
Exchange Differences	30,685	1,002	6,641	(47,276)
Balance at December 31	819,307	26,758	862,434	1,188,153
Defined benefit obligation [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	27,031	883
Recognized in Other Comprehensive Income	(2,630)	(86)
Exchange Differences	30,233	987
Balance at December 31	54,634	1,784
Mandatorily at fair value through profit or loss [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	207,794	6,786	189,350	112,259
Recognized in Profit or Loss	43,792	1,430	18,192	77,593
Exchange Differences	304	10	252	(502)
Balance at December 31	251,890	8,226	207,794	189,350
Mandatorily at fair value through profit or loss [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	531,811	17,368	12,580	6,317
Recognized in Profit or Loss	(487,098)	(15,908)	519,142	6,274
Exchange Differences	368	12	89	(11)
Balance at December 31	45,081	1,472	531,811	12,580
Other temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	3,769,504	123,106	2,870,714	2,407,910
Recognized in Profit or Loss	316,527	10,337	718,909	679,492
Recognized in Equity				(7)
Exchange Differences	95,392	3,115	179,881	52,399
Acquisitions through Business Combinations	893	29
Disposal of Subsidiary				(269,080)
Balance at December 31	4,182,316	136,587	3,769,504	2,870,714
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	2,015,063	65,808	1,660,873	1,134,323
Recognized in Profit or Loss	681	22	617,767	310,681
Recognized in Other Comprehensive Income	268,196	8,759	(370,091)	160,084
Recognized in Equity				2
Exchange Differences	84,995	2,776	106,514	69,848
Acquisitions through Business Combinations	4,307	141
Disposal of Subsidiary				(14,065)
Balance at December 31	2,373,242	77,506	2,015,063	1,660,873
Temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	4,988,160	162,905	4,339,194	4,520,326
Recognized in Profit or Loss	401,604	13,116	653,721	454,935
Recognized in Other Comprehensive Income	(4,844)	(158)	(208,482)	(19,319)
Recognized in Equity				(7)
Exchange Differences	133,864	4,372	203,727	(2,557)
Acquisitions through Business Combinations	893	29
Disposal of Subsidiary				(614,184)
Balance at December 31	5,519,677	180,264	4,988,160	4,339,194
Unused tax losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	495,485	16,182	638,782	527,666
Recognized in Profit or Loss	56,005	1,829	(166,121)	187,981
Exchange Differences	3,807	124	22,824	(31,077)
Disposal of Subsidiary				(45,788)
Balance at December 31	555,297	18,135	495,485	638,782
Unused tax credits [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	858,127	28,025	391,034	429,381
Recognized in Profit or Loss	(522,852)	(17,075)	452,656	(15,549)
Exchange Differences	(14,654)	(479)	14,437	(22,798)
Balance at December 31	$ 320,621	$ 10,471	$ 858,127	$ 391,034